Organization (Tables)	12 Months Ended
Dec. 31, 2022
Organization
Schedule of company's major subsidiaries, consolidated VIE and the subsidiary of the VIE

			Percentage of
	Date of	Place of	ownership by the		Principal
Entity	incorporation	incorporation	Company		activities
			Direct	Indirect
Subsidiaries:
HongKong Walnut Street Limited (“Walnut HK”)	April 28, 2015	Hong Kong	100%	—	Holding company
Hangzhou Weimi Network Technology Co., Ltd. (“Hangzhou Weimi” or the “WFOE”)	May 28, 2015	PRC	100%	—	Technology research and development
Walnut Street (Shanghai) Information Technology Co., Ltd. (“Walnut Shanghai”)	January 25,2018	PRC	100%	—	Technology research and development
Shenzhen Qianhai Xinzhijiang Information Technology Co., Ltd. (“Xinzhijiang”)	April 25, 2018	PRC	100%	—	E-commerce platform
Shanghai Yucan Information Technology Co., Ltd.	September 14, 2020	PRC	100%	—	E-commerce platform

VIE:
Hangzhou Aimi Network Technology Co., Ltd. (“VIE”)	April 14, 2015	PRC	—	100%	E-commerce platform

VIE’s subsidiary:
Shanghai Xunmeng Information Technology Co., Ltd. (“Shanghai Xunmeng”)	January 9, 2014	PRC	—	100%	E-commerce platform

Schedule of financial information for the VIE before eliminating the inter-company balances and transactions between the VIE and its subsidiaries, the subsidiaries of the VIE and other entities within the Group

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS

Current assets
Cash and cash equivalents	2,430,440	2,725,249	395,124
Restricted cash	59,402,079	57,955,328	8,402,733
Receivables from online payment platforms	668,953	426,193	61,792
Short-term investments	12,306,340	45,273,907	6,564,099
Amounts due from related parties (i)	4,198,391	6,106,160	885,310
Amounts due from Group companies	40,425,872	34,810,132	5,046,995
Prepayments and other current assets	1,330,772	1,280,559	185,664
Total current assets	120,762,847	148,577,528	21,541,717

Non-current assets
Property, equipment and software, net	2,116,566	950,273	137,777
Intangible asset	27,163	24,155	3,502
Right-of-use assets	417,455	426,429	61,826
Deferred tax assets	19,908	14,556	2,110
Other non-current assets	5,300,938	10,444,964	1,514,377
Total non-current assets	7,882,030	11,860,377	1,719,592
Total assets	128,644,877	160,437,905	23,261,309

	As of December 31,
	2021	2022
	RMB	RMB	US$
LIABILITIES
Current liabilities
Amounts due to related parties (i)	1,962,029	1,671,246	242,308
Amounts due to Group companies	27,978,153	22,452,033	3,255,239
Customer advances and deferred revenues	1,158,738	1,369,573	198,569
Payable to merchants	61,947,517	62,006,946	8,990,162
Accrued expenses and other liabilities	9,360,166	11,817,208	1,713,334
Merchant deposits	13,360,409	14,681,913	2,128,677
Lease liabilities	138,667	156,776	22,730
Total current liabilities	115,905,679	114,155,695	16,551,019
Lease liabilities	305,068	290,412	42,106
Deferred tax liabilities	19,217	—	—
Total non-current liabilities	324,285	290,412	42,106
Total liabilities	116,229,964	114,446,107	16,593,125

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net revenues from
Group companies	12,602,673	22,136,726	30,199,788	4,378,558
External	38,749,188	55,740,613	73,431,914	10,646,626
Net revenues	51,351,861	77,877,339	103,631,702	15,025,184
Net income	2,552,665	15,169,180	33,595,051	4,870,825
(i)	Information with respect to related parties is discussed in Note 18.

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net cash generated from operating activities	29,379,799	34,365,025	25,650,939	3,719,037
Net cash used in investing activities	(11,802,074)	(26,828,581)	(43,513,150)	(6,308,814)
Net cash generated from/(used in) financing activities	7,818,632	(1,445,969)	16,710,269	2,422,761
Net increase/(decrease) in cash, cash equivalents and restricted cash	25,396,357	6,090,475	(1,151,942)	(167,016)